SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Net Income (Loss) Per Common Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class A Common Stock [Member]
Numerator:
Allocation of net income (loss), as adjusted	$ 2,579,487	$ (1,295,774)
Denominator:
Basic weighted average shares outstanding	23,650,000	8,674,180
Diluted weighted average shares outstanding	23,650,000	8,674,180
Basic net income (loss) per common stock	$ 0.11	$ (0.15)
Diluted net income (loss) per common stock	$ 0.11	$ (0.15)
Class B Common Stock [Member]
Numerator:
Allocation of net income (loss), as adjusted	$ 627,148	$ (765,995)
Denominator:
Basic weighted average shares outstanding	5,750,000	5,127,732
Diluted weighted average shares outstanding	5,750,000	5,127,732
Basic net income (loss) per common stock	$ 0.11	$ (0.15)
Diluted net income (loss) per common stock	$ 0.11	$ (0.15)